CUMBERLAND HILLS, LTD.

260 Newport Center Drive

Newport Beach, California 92660

Telephone: (949) 420-0504

August 29, 2012

Division of Corporation Finance

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Attn:	Pamela A. Long, Asst. Director
Edward M. Kelly, Senior Attorney
Dale Welcome, Staff Accountant
Anne M. McConnell, Staff Accountant

Re:	Cumberland Hills Ltd. (“Registrant”)
Amendment No. 2 to Registration Statement on Form S-1
Filed on May 31, 2012
File No. 333-181784

Gentlepersons:

Please be advised that, on behalf of the Company, I hereby acknowledge the following:

●	Should the Securities and Exchange Commission (the “SEC”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the SEC from taking any action with respect to the filing;

●	The action of the SEC or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

●	The Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Very truly yours,

By:	/s/ Joseph Isaacs
Joseph Isaacs, President